ACCOUNTS PAYABLE AND EQUIPMENT PROJECT PAYABLES	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND EQUIPMENT PROJECT PAYABLES
NOTE 11. ACCOUNTS PAYABLE AND EQUIPMENT PROJECT PAYABLES

December 31	2022	2021
Trade payables	$10,033	$8,813
Supply chain finance programs	3,689	3,211
Equipment project payables(a)	1,236	1,125
Non-income based tax payables	441	378
Accounts payable and equipment project payables	$15,399	$13,527
(a) Primarily related to projects in our Power and Renewable Energy segments.